Debt (Senior Credit Facility) (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Discount amortization		$ 575,071	$ 225,311	$ 511,131	$ 410,697
Amortization deferred financing costs		$ 0	$ 324,144	$ 324,144	216,084
Line of Credit [Member]
Debt Instrument [Line Items]
Credit facility interest rate				13.20%
Accretion of debt discount and amortization of loan origination fees				$ 572,088	1,359,048
Discount amortization				54,167	130,000
Amortization deferred financing costs				144,056	216,084
Principle payment				6,600,000	$ 6,570,000
Deferred financing costs written off	$ 180,070
Line of Credit [Member] | Cash and Cash Equivalents [Member]
Debt Instrument [Line Items]
Cash reserve and deposit made				$ 200,000